UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2013 to December 31, 2013

Date of Report (Date of earliest event reported): January 30, 2014
Conn Appliances, Inc.1
(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 025-01202
Central Index Key Number of securitizer: 0001457438
Robert F. Bell
General Counsel and Secretary
4055 Technology Forest Boulevard
The Woodlands, Texas 77381
(936) 230-5890
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

1 Conn Appliances, Inc., as securitizer, is filing this Form ABS-15G in respect of the asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities issued by the following affiliated entity: Conn's Receivables Funding I, LP.

REPRESENTATION AND WARRANTY INFORMATION
ITEM 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1
Pursuant to Rule 15Ga-1(c)(3), Conn Appliances, Inc., as securitizer (the “Securitizer”), is filing this Form ABS-15G to give notice of termination of its duty to file reports under Rule 15Ga-1 for the following affiliated entity: Conn’s Receivables Funding I, L.P. (the “Issuer”). April 15, 2013 was the date of the last payment on the last asset-backed security that was issued by the Issuer, the Securitizer or an affiliate of the Securitizer.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Conn Appliances, Inc.
(Securitizer)

By:/s/ Brian E. Taylor
Brian E. Taylor
Chief Financial Officer,
Vice President and Treasurer

Date: January 30, 2014